Income Taxes (Tables)	6 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision are as follows:
	For the Six Months Ended December 31,
	2023	2022
Current income tax provision	$155,325	$193,212
Deferred income tax benefit	(10,617)	(17,184)
Total	$144,708	$176,028

Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate for the six months ended December 31, 2023 and 2022:
	For the Six Months Ended December 31,
	2023	2022
China Statutory income tax rate	25.00%	25.00%
Temporary difference	25.73%	-%
Permanent difference	(0.37)%	(0.18)%
Effect of different tax jurisdiction	(14.75)%	-%
Effect of favorable tax rates on small-scale and low-profit entities	0.43%	(0.31)%
Valuation allowance	(42.13)%	(28.30)%
Effective tax rate	(6.09)%	(3.79)%

Schedule of Deferred Tax Asset	The tax effect of temporary difference under ASC 740 “Accounting for Income Taxes” that gives rise to deferred tax assets as of December 31, 2023 and June 30, 2023 was as follows:
	As of December 31,	As of June 30,
	2023	2023

Deferred tax assets:
Net operating loss carry forwards	$2,598,013	$3,266,711
Allowance for doubtful accounts	1,506,510	1,092,957
Total deferred tax assets	4,104,523	4,359,668
Valuation allowance	(4,093,704)	(4,359,668)
Total deferred tax assets, net	$10,819	$-